FINANCIAL RISK MANAGEMENT - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Asset-backed securities:
Total debt instruments held	£ 6,835	£ 5,405
Total financial assets at fair value through other comprehensive income	28,137	27,603
Level 3 financial assets carried at fair value	256,959	248,385
Other | Sub-investment grade
Asset-backed securities:
Total debt instruments held	18	8
Level 3 financial assets carried at fair value	72	92
Other | Not rated
Asset-backed securities:
Total debt instruments held	13	40
Level 3 financial assets carried at fair value	42	141
Excluding equity share | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,613	14,286
Asset-backed securities:
Other asset-backed securities	70	180
Corporate and other debt securities	13,134	12,935
Total debt instruments held	27,817	27,401
Treasury and other bills	85	36
Total financial assets at fair value through other comprehensive income	27,902	27,437
Excluding equity share | Investment grade | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,600	14,267
Asset-backed securities:
Other asset-backed securities	15	115
Corporate and other debt securities	13,088	12,786
Total debt instruments held	27,703	27,168
Treasury and other bills	85	36
Total financial assets at fair value through other comprehensive income	27,788	27,204
Excluding equity share | Other | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	13	19
Asset-backed securities:
Other asset-backed securities	55	65
Corporate and other debt securities	46	149
Total debt instruments held	114	233
Treasury and other bills	0	0
Total financial assets at fair value through other comprehensive income	£ 114	£ 233